Reinsurance and Indemnification (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Effects of reinsurance on property-liability insurance premiums written and earned and life and annuity premiums and contract charges

Effects of reinsurance and indemnification on property and casualty premiums written and earned and life premiums and contract charges
	For the years ended December 31,
($ in millions)	2018	2017	2016
Property and casualty insurance premiums written
Direct	$35,895	$33,685	$32,614
Assumed	99	64	47
Ceded	(1,008)	(1,007)	(1,061)
Property and casualty insurance premiums written, net of recoverables	$34,986	$32,742	$31,600

Property and casualty insurance premiums earned
Direct	$34,977	$33,221	$32,249
Assumed	87	50	45
Ceded	(1,016)	(971)	(987)
Property and casualty insurance premiums earned, net of recoverables	$34,048	$32,300	$31,307

Life premiums and contract charges
Direct	$2,001	$1,894	$1,766
Assumed	754	787	818
Ceded	(290)	(303)	(309)
Life premiums and contract charges, net of recoverables	$2,465	$2,378	$2,275

Summary of retention limits by period of policy issuance

Retention limits by period of policy issuance
Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

Summary of reinsurance recoverables on paid and unpaid benefits

Reinsurance recoverables on paid and unpaid benefits
	As of December 31,
($ in millions)	2018	2017
Annuities	$1,381	$1,370
Life insurance	776	817
Other	142	167
Total	$2,299	$2,354